Derivative Liabilities - Schedule of derivative liabilities 1 (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of warrants, 2015 Agent warrants, shares		2,180	2,180
Number of warrants, Warrants issued for services, shares			4,375
Number of warrants, Closing balance, shares		2,180	6,555
Number of warrants, Less current portion, shares		0	0
Number of warrants, Long-term portion, shares		2,180	6,555
Warrants issued for services, value		$ 0	$ 0
2015 Agent warrants, value	$ 2,180	2,180	1,117
Closing balance			1,117	$ 265	$ 76	$ 61,228
Less current portion	$ 0	$ 0	0	0
Long-term portion			$ 1,117	$ 265